Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

Operating Leases	Classification	September 30, 2019
Right-of-use assets*	Operating lease assets	$14,524,463

Current lease liabilities*	Current operating lease liabilities	3,240,833
Non-current lease liabilities*	Long-term operating lease liabilities	15,909,551
		$19,150,384

*Excludes South Africa as those amounts are recorded as assets and liabilities held for sale at September 30, 2019.

Schedule of Lease Term and Discount Rate	Lease term and discount rate were as follows:
September 30, 2019
Weighted average remaining lease term (years)	9.32
Weighted average discount rate	10%

Schedule of Components of Lease Cost

The components of lease cost were as follows:

	Classification	Nine Months ended September 30, 2019
Operating lease cost	Restaurant operating expenses and Restaurant pre-opening and closing expenses	$2,912,220
Variable lease cost	Restaurant operating expenses	616,298
		$3,528,518

Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases

Supplemental disclosures of cash flow information related to leases were as follows:

Nine Months ended September 30, 2019
Cash paid for operating leases	$2,970,632
Operating lease assets obtained in exchange for operating lease liabilities (1)	19,822,753

(1)	Amounts for the nine months ended September 30, 2019 include the transition adjustment for the adoption of Leases Topic 842 discussed in Note 2 to the condensed consolidated financial statements.

Schedule of Operating Lease Liability Maturity

Maturities of lease liabilities were as follows as of September 30, 2019:

Operating Leases
November 1, 2019 - October 31, 2020	$3,454,966
November 1, 2020 - October 31, 2021	3,441,120
November 1, 2021 - October 31, 2022	3,380,104
November 1, 2022 - October 31, 2023	2,987,258
November 1, 2023 - October 31, 2024	2,372,377
Thereafter	13,592,954
Total lease payments	29,228,779
Less: imputed interest	10,078,395
Present value of lease liabilities	$19,150,384

Schedule of Rent Obligations

Rent obligations for the next five fiscal years and thereafter are presented below:

December 31, 2019	$4,041,976
December 31, 2020	3,659,620
December 31, 2021	3,230,270
December 31, 2022	2,483,514
December 31, 2023	1,940,765
Thereafter	6,106,601
$21,462,746